Related Party Transactions (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 42,373	$ 0
Due from Other Related Parties, Noncurrent	5,305	0
Due to related parties	1,231	0
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	8,482	0
Due from Other Related Parties, Noncurrent	3,272	0
Ultramax pool [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	2,460	0
Due from Other Related Parties, Noncurrent	2,033	0
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	31,277	0
SUK
Related Party Transaction [Line Items]
Due to related parties	44	0
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Fixtures and Equipment, Gross	154	0
Due to related parties	1,131	0
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Due to related parties	$ 56